Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 16—Related party transactions

Convertible debentures – On December 16, 2022, the Company issued the Insider Convertible Debentures, which were subsequently amended, and entered into the Insider Lock-Up Agreement with certain members of the Company’s management team and board of directors, and certain other existing investors of the Company.

On February 1, 2023, the Company issued the NZ Superfund Convertible Debenture, which was subsequently amended, and entered into the NZ Superfund Lock-Up Agreement with NZ Superfund.

See Note 5 for further information regarding these transactions.

Chico PIPE Agreements – On March 16, 2023, the Company entered into subscription agreements (the “Chico PIPE Agreements”) with Jose Miguel Enrich, Andres Chico and Felipe Chico Hernandez pursuant to which the Company issued 1,222,222 shares of Class A Common Stock in exchange for the total purchase price of $1.1 million. The Chico PIPE Agreements include resale restrictions in addition to customary terms, representations, and warranties.

March 2023 Financing Commitment – On March 20, 2023, the Company entered into a financing commitment with a certain entity affiliated with Andres Chico and Jose Miguel Enrich whereby the entity or a third party entity designated by the entity intends to provide $15.0 million of financing to the Company through the issuance by the Company of debt and/or equity securities including, without limitation, shares of capital stock, securities convertible into or exchangeable for shares of capital stock, warrants, options, or other rights for the purchase or acquisition of such shares and other ownership or profit interests of the Company (the “March 2023 Financing Commitment”). Any debt issued pursuant to the March 2023 Financing Commitment would have a term of at least 12 months and any equity or equity linked securities issued under the March 2023 Financing Commitment would have a fixed price such that no other shareholder or other exchange approvals would be required. The amount the entity agreed to contribute under the March 2023 Financing Commitment was reduced on a dollar-for-dollar basis by the amount of any other capital the Company receives through December 31, 2023. Pursuant to the March 2023 Financing Commitment, the Company entered into the May 2023 Equity Agreements (see below) and the March 2023 Financing Commitment amount was reduced to $0.

The Rodina Note Conversion Agreement - On May 19, 2023, the Company entered into a loan conversion agreement to convert the principal and accrued interest of the Rodina Note to Class A Common Stock. Pursuant to the agreement, in June 2023, the Company issued Class A Common Stock to the lender of the Rodina Note for a full and final settlement of the Rodina Note. See Note 5 for further information regarding the loan conversion agreement.

May 2023 Financing Commitment – On May 20, 2023, the Company entered into the May 2023 Financing Commitment with a certain entity affiliated with Andres Chico and Jose Miguel Enrich whereby the entity, or a third party entity designated by the entity, intends to provide $25.0 million of financing to the Company through the issuance by the Company of debt and/or equity securities including, without limitation, shares of capital stock, securities convertible into or exchangeable for shares of capital stock, warrants, options, or other rights for the purchase or acquisition of such shares and other ownership or profit interests of the Company. Any debt issued pursuant to the May 2023 Financing Commitment would have a term of at least 12 months and any equity or equity linked securities issued under the May 2023 Financing Commitment would have a fixed price such that no other shareholder or other exchange approvals would be required. The amount the entity agreed to contribute under the May 2023 Financing Commitment was reduced on a dollar-for-dollar basis by the amount of any other capital the Company receives outside of the May 2023 Equity Agreements through December 31, 2023. The May 2023 Financing Commitment amount was reduced to $0 in conjunction with the executions of the June 2023 Revolving Credit Facility agreement and the June 2023 Term Loan agreement.

May 2023 PIPE Subscription Agreements - In May and June 2023, the Company entered into subscription agreements with various investors, including certain entities affiliated with Andres Chico and Jose Miguel Enrich, to issue Class A Common Stock in exchange for the total purchase price of $23.7 million (the “May 2023 Equity Agreements”). Pursuant to the May 2023 Equity Agreements, the Company issued 56,836,444 shares of Class A Common Stock in June 2023.

Note 20—Related party transactions

Software subscription – The Company entered into a certain software subscription agreement with Palantir Technologies, Inc. (“Palantir”), including related support and update services on September 22, 2021. The Company subsequently amended the agreement on December 15, 2021. The term of the amended agreement is through December 31, 2024. As of December 31, 2022, the Company had an outstanding accounts payable to Palantir in the amount of $4.3 million. Pursuant to the agreement, as of December 31, 2022, $19.3 million will become due in the next 12 months and $15.0 million thereafter through October 2024. Palantir was a PIPE Investor and purchased $35.0 million of Class A Common Stock at $10.00 per share on the Closing Date.

Equity Investment Agreement – On May 25, 2022, the Company entered into the Rubicon Equity Investment Agreement with certain investors who are affiliated with Andres Chico (a member of the Company’s board of directors) and Jose Miguel Enrich (a beneficial owner of greater than 10% of the issued and outstanding Class A Common Stock and Class V Common Stock). See Note 11 for further information regarding the Rubicon Equity Investment Agreement.

Insider convertible debts – On December 16, 2022, the Company issued the Insider Convertible Debentures and entered into the Insider Lock-Up Agreement with certain members of the Company’s management team and board of directors, and certain other existing investors of the Company. See Note 5 for further information regarding these transactions.